Disclosure of detailed information about tax pools available (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 1	$ 17,100
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 2	16,750
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 3	16,657
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 4	261
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 5	292
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 6	455
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 7	8,242
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 8	8,242
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 9	8,242
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 10	33,120
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 11	30,783
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 12	29,148
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 13	58,723
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 14	56,067
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 15	54,502
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 16	15,883
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 17	17,149
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 18	18,560
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 19	2,760
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 20	2,954
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 21	2,737
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 22	53,733
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 23	58,247
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 24	57,400
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 25	72,376
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 26	78,350
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 27	78,697
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 28	131,099
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 29	134,417
Income Taxes Disclosure Of Detailed Information About Tax Pools Available 30	$ 133,199